SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Argentina — 0.1%

MercadoLibre Inc.[1]	2,000	$3,116

Brazil — 4.7%

Banco do Brasil SA	2,779,394	17,949

JBS SA	4,787,800	28,098

Petroleo Brasileiro SA, Class A ADR	1,777,170	20,988

Sendas Distribuidora S.A.	601,384	10,396

SLC Agricola S.A.	817,500	8,384

Vale SA, Class B ADR	2,830,509	64,564

		150,379

China — 30.0%

360 DigiTech Inc. ADR[1]	115,218	4,821

Agile Group Holdings Ltd.	3,958,372	5,130

Alibaba Group Holding Ltd. ADR[1]	756,911	171,652

Anhui Conch Cement Co. Ltd., Class H	2,463,613	13,059

Baidu Inc. ADR[1]	212,723	43,374

BYD Co. Ltd., Class H	774,000	23,232

China Construction Bank Corp., Class H	111,708,000	87,658

China Life Insurance Co. Ltd., Class H	7,738,000	15,341

China Lumena New Materials Corp.[1,2,3]	264,100	—

China National Building Material Co. Ltd., Class H	9,564,000	11,230

COSCO Shipping Holdings Co. Ltd., Class H1	5,463,000	13,728

Dongfeng Motor Group Co. Ltd., Class H	13,464,000	12,086

Fosun International Ltd.	8,245,000	11,850

Industrial & Commercial Bank of China, Class H	31,274,000	18,327

JD.com Inc. ADR[1]	565,115	45,102

KWG Property Holding Ltd.	6,202,500	8,295

Lenovo Group Ltd.	9,904,000	11,374

Li Ning Co. Ltd.	1,689,500	20,609

Meituan, Class B1	640,100	26,405

NetEase Inc. ADR	253,940	29,267

New Oriental Education & Technology Group ADR[1]	886,429	7,260

PICC Property & Casualty Co. Ltd., Class H	5,406,000	4,729

Ping An Insurance Group Co. of China Ltd., Class H	3,545,338	34,657

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,820,036	8,343

Sunac China Holdings Ltd.	3,321,000	11,388

Tencent Holdings Ltd.	2,832,189	213,243

Tongwei Co. Ltd., Class A	2,223,976	14,866

Vipshop Holdings Ltd. ADR[1]	265,515	5,331

Wuxi Biologics Cayman Inc.[1]	1,690,000	30,944

Xinyi Glass Holdings Ltd.	4,780,000	19,476

Yum China Holdings Inc.	327,287	21,683

Zhejiang Expressway Co. Ltd., Class H	6,887,421	6,126

		950,586

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

India — 10.0%

Aurobindo Pharma Ltd.	1,016,684	$13,217

Cipla Ltd.[1]	866,056	11,331

Dr Reddy’s Laboratories Ltd.	214,836	15,709

HCL Technologies Ltd.	1,219,567	16,156

HDFC Bank Ltd. ADR	214,813	15,707

Hindalco Industries Ltd.	7,674,522	38,524

Hindustan Petroleum Corp. Ltd.	1,849,237	7,304

Hindustan Unilever Ltd.	378,857	12,611

ICICI Bank Ltd. ADR[1]	1,973,498	33,747

Infosys Ltd. ADR	2,283,328	48,384

ITC Ltd.	2,641,753	7,215

Jubilant Foodworks Ltd.[1]	108,761	4,512

REC Ltd.	5,096,146	10,200

Reliance Industries Ltd.	844,030	24,001

State Bank of India	3,696,627	20,899

Tata Consumer Products Ltd.	670,504	6,812

Tata Steel Ltd.	972,427	15,300

UltraTech Cement Ltd.	161,212	14,713

UPL Ltd.	140,000	1,496

		317,838

Indonesia — 0.3%

Bank Rakyat Indonesia Persero	33,069,940	8,991

Malaysia — 0.8%

Malayan Banking BHD	9,156,753	17,892

Top Glove Corp. BHD	8,429,800	8,467

		26,359

Mexico — 1.9%

Grupo Financiero Banorte SAB de CV, Class O	3,155,689	20,320

Grupo Mexico SAB de CV, Class B	4,534,721	21,375

Kimberly-Clark de Mexico SAB de CV, Class A	207,219	368

Wal-Mart de Mexico SAB de CV	5,656,876	18,477

		60,540

Poland — 0.6%

KGHM Polska Miedz SA	365,576	17,987

Russia — 3.9%

Gazprom PJSC ADR	5,811,536	44,363

Lukoil PJSC ADR	452,418	41,990

MMC Norilsk Nickel PJSC ADR	187,370	6,393

Sberbank of Russia PJSC ADR	1,936,710	32,182

		124,928

Saudi Arabia — 1.6%

National Commercial Bank	1,539,826	23,648

Saudi Arabian Oil Co.	682,314	6,387

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Saudi Arabia — (continued)

Saudi Kayan Petrochemical Co.[1]	310,000	$1,494

Saudi Telecom Co.	516,800	18,144

		49,673

South Africa — 2.2%

Absa Group Ltd.[1]	1,845,450	17,530

Impala Platinum Holdings Ltd.	1,620,361	26,651

Sibanye Stillwater Ltd.	6,134,983	25,567

		69,748

South Korea — 15.1%

DL E&C Co. Ltd.[1]	61,410	7,734

Hana Financial Group Inc.	653,782	26,793

Hanwha Corp.	477,158	13,435

Hyosung TNC Corp.	21,107	16,871

Hyundai Marine & Fire Insurance Co. Ltd.	212,800	4,819

Kakao Corp.	133,436	19,327

KB Financial Group Inc.	593,330	29,447

Kia Motors Corp.	529,418	42,191

Kolon Industries Inc.	49,645	3,558

LG Corp.	229,833	20,910

LG Electronics Inc.	122,462	17,731

NAVER Corp.	46,166	17,131

POSCO	104,203	32,204

POSCO ADR	85,688	6,578

Samsung Electro-Mechanics Co. Ltd.	112,442	17,633

Samsung Electronics Co. Ltd.	2,170,709	155,393

SK Hynix Inc.	371,032	41,878

SK Telecom Co. Ltd.	17,997	5,114

		478,747

Taiwan — 17.4%

Asustek Computer Inc.	748,000	9,974

AU Optronics Corp.	20,161,000	16,304

Delta Electronics Inc.	3,327,000	36,144

Formosa Plastics Corp.	4,487,000	16,581

Fubon Financial Holding Co. Ltd.	13,611,000	36,084

HON HAI Precision Industry Co. Ltd.	11,780,298	47,298

King Yuan Electronics Co. Ltd.	8,135,000	13,102

Lite-On Technology Corp.	6,928,202	14,312

MediaTek Inc.	1,431,000	49,350

Powertech Technology Inc.	3,507,000	13,522

Realtek Semiconductor Corp.	271,000	4,909

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,898,134	228,080

Unimicron Technology Corp.	2,659,000	12,298

United Microelectronics Corp.	13,065,000	24,775

Yuanta Financial Holding Co. Ltd.	28,836,984	27,767

		550,500

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/ Number of Warrants	Value

Thailand — 2.1%

Bangkok Chain Hospital PCL	6,036,600	$4,374

Charoen Pokphand Foods PCL	19,310,100	15,980

PTT PCL	17,304,000	21,235

Sri Trang Agro-Industry PCL	9,161,800	11,588

Tisco Financial Group PCL	4,772,000	13,191

		66,368

Turkey — 0.2%

Turkcell Iletisim Hizmetleri AS	3,347,230	6,193

Total Common Stock

(Cost $2,150,173) — 90.9%		2,881,953

WARRANTS

MSCI China A Market Access (HSBC), Expires 10/15/2021[1,2]	30,032	47,719

MSCI China A Market Access (Merrill Lynch), Expires 7/21/2021[1,2]	31,165	49,611

Total Warrants

(Cost $80,020) — 3.0%		97,330

PREFERENCE STOCK

Brazil — 0.9%

Itausa S.A.‡	12,622,941	28,374

South Korea — 1.6%

Hyundai Motor Co.‡	258,194	26,473

LG Chem Ltd.‡	69,507	23,677

		50,150

Total Preference Stock

(Cost $68,287) — 2.5%		78,524

EXCHANGE-TRADED FUND

Samsung Kodex 200	871,378	33,949

Total Exchange-Traded Fund

(Cost $31,252) — 1.1%		33,949

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2021 (Unaudited)

Causeway Emerging Markets Fund	Face Amount	Value

CORPORATE OBLIGATIONS

Citigroup Global Markets Holdings Inc., 0.000% 5/12/2022[2,4]	$30,000,000	$31,281

Total Corporate Obligations

(Cost $30,000) — 1.0%		31,281

Total Investments — 98.5%

(Cost $2,359,732)		3,123,037

Other Assets in Excess of Liabilities — 1.5%		46,824

Net Assets — 100.0%		$3,169,861

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
MSCI Emerging Markets	465	Sept-2021	$31,784	$31,760	$(24)

*	Except for share/warrant/corporate obligations data.
‡	There is currently no rate available.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of June 30, 2021 was $128,611 and represented 4.1% of net assets.
3

Level 3 security in accordance with fair value hierarchy. Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of June 30, 2021 was $– and represented 0.0% of net assets.

4	Credit-linked note that is linked to the performance of the MSCI China A Inclusion Net Return USD Index.

ADR	American Depositary Receipt
PJSC	Public Joint-Stock Company

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2021 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Argentina	$3,116	$—	$—		$3,116
Brazil	150,379	—	—		150,379
China	328,490	622,096	—	^	950,586
India	97,838	220,000	—		317,838
Indonesia	—	8,991	—		8,991
Malaysia	8,467	17,892	—		26,359
Mexico	60,540	—	—		60,540
Poland	—	17,987	—		17,987
Russia	—	124,928	—		124,928
Saudi Arabia	23,648	26,025	—		49,673
South Africa	—	69,748	—		69,748
South Korea	6,578	472,169	—		478,747
Taiwan	228,080	322,420	—		550,500
Thailand	—	66,368	—		66,368
Turkey	—	6,193	—		6,193

Total Common Stock	907,136	1,974,817	—		2,881,953

Warrants	—	97,330	—		97,330

Preference Stock
Brazil	28,374	—	—		28,374
South Korea	—	50,150	—		50,150

Total Preference Stock	28,374	50,150	—		78,524

Exchange-Traded Fund	—	33,949	—		33,949

Corporate Obligations	—	31,281	—		31,281

Total Investments in Securities	$935,510	$2,187,527	$—		$3,123,037

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(24)	—	—		$(24)

Total Other Financial Instruments	$(24)	$—	$—		$(24)

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero due to company’s insolvency. Level 3 security in accordance with fair value hierarchy
*	Futures contracts are valued at the unrealized depreciation on the instruments.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-2900